Annual Fund Operating Expenses	Oct. 31, 2025
Vaughan Nelson Emerging Markets Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 01, 2027
Vaughan Nelson Emerging Markets Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.25%
Shareholder Service Fee	0.10%
Interest Expense	0.01%
All Other Expenses	0.92%
Other Expenses (as a percentage of Assets):	1.03%
Expenses (as a percentage of Assets)	2.13%
Fee Waiver or Reimbursement	(0.87%)	[1]
Net Expenses (as a percentage of Assets)	1.26%
Vaughan Nelson Emerging Markets Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Fee	0.10%
Interest Expense	0.01%
All Other Expenses	0.92%
Other Expenses (as a percentage of Assets):	1.03%
Expenses (as a percentage of Assets)	1.88%
Fee Waiver or Reimbursement	(0.87%)	[1]
Net Expenses (as a percentage of Assets)	1.01%
Vaughan Nelson International Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 01, 2027
Vaughan Nelson International Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[2]
Distribution and Service (12b-1) Fees	0.25%
Shareholder Service Fee	0.10%
Interest Expense	0.01%
All Other Expenses	0.97%
Other Expenses (as a percentage of Assets):	1.08%
Expenses (as a percentage of Assets)	2.08%
Fee Waiver or Reimbursement	(0.93%)	[2]
Net Expenses (as a percentage of Assets)	1.15%	[2]
Vaughan Nelson International Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[2]
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Fee	0.10%
Interest Expense	0.01%
All Other Expenses	0.97%
Other Expenses (as a percentage of Assets):	1.08%
Expenses (as a percentage of Assets)	1.83%
Fee Waiver or Reimbursement	(0.93%)	[2]
Net Expenses (as a percentage of Assets)	0.90%	[2]

[1]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Investor Class shares and Institutional Class shares, respectively. This agreement is in effect through March 1, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.14% and 0.89% of the average daily net assets of the Investor Class shares and Institutional Class shares, respectively. This agreement is in effect through March 1, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.